Time Depoist Maturities	12 Months Ended
Dec. 31, 2013
Maturities Of Time Deposits [Abstract]
Time Deposit Maturities [Text Block]

Note 8 – Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2013, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.6 billion on December 31, 2013. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2014	$966,150
2015	242,946
2016	105,046
2017	93,084
2018	57,020
2019 and after	41,466
Total	$1,505,712